Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock International Fund	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,058
Expense Example, with Redemption, 10 Years	1,719
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	1,935
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	945
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	$ 1,619